Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2020		2019		2020		2019
Eni Trading and Shipping S.p.A.	$10,953	16%	$11,134	16%	$22,088	16%	$22,146	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,249	16%	11,249	16%	22,498	16%	22,378	16%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,285	13%	9,282	13%	15,178	11%	18,463	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	20,512	29%	20,606	29%	41,236	30%	40,889	29%
Galp Sinopec Brasil Services B.V.	8,881	13%	8,881	13%	17,763	13%	17,584	12%